Stock-Based Compensation (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended
	Dec. 03, 2023	Jul. 19, 2017	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 14, 2023	Dec. 31, 2021	Apr. 26, 2016
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield			0.00%		0.00%
Weighted average grant date fair value			$ 0.61	$ 8.48	$ 4.86	$ 0.77
Unrecognized compensation expense related to unvested options			$ 2,364,604	$ 2,644,032	$ 2,594,571	$ 160,203
Period for unrecognized compensation expense related to unvested options yet has not been recognized			1 year 4 months 13 days	3 years 1 month 20 days	2 years 8 months 23 days	2 years 8 months 26 days
Common stock, shares authorized			275,000,000		275,000,000	275,000,000	350,000,000
Repricing outstanding stock option	359,673
Exercise price	$ 5.15
Incremental compensation cost	$ 113,475
Vested stock based compensation expense	23,849
Unvested stock based compensation expense	$ 89,626
Exercise price per share			$ 5.52		$ 5.87	$ 2.13	$ 5.87	$ 1.87
Option to purchase aggregate number of shares			801,372		748,086	370,998	748,087	480,492
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Period for unrecognized compensation expense related to unvested options yet has not been recognized			1 year
Unrecognized compensation cost			$ 411,358
Substitute Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per share							$ 0.6147
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense			$ 252,967	$ 402,448	$ 1,245,796	$ 770,336
2023 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity incentive plan, description			The aggregate number of shares of common stock that may be issued will not exceed approximately 12.5% of the fully diluted common stock determined at the Close of the Merger. In addition, the aggregate number of shares of common stock will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of the day prior to such increase. The aggregate maximum number of shares of common stock that may be issued pursuant to the exercise of incentive stock options is approximately three times the total number of shares of common stock initially reserved for issuance.		The aggregate number of shares of common stock that may be issued will not exceed approximately 12.5% of the fully diluted common stock determined at the Close of the Merger. In addition, the aggregate number of shares of common stock will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2024 and ending on January 1, 2033, in an amount equal to 5% of the total number of shares of the fully diluted common stock determined as of the day prior to such increase. The aggregate maximum number of shares of common stock that may be issued pursuant to the exercise of incentive stock options is approximately three times the total number of shares of common stock initially reserved for issuance.
Expiration period			10 years
Expiration date			Jan. 01, 2033		Jan. 01, 2033
Stock options awarded			2,848,823		572,172
Two Thousand And Sixteen Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized									400,000
Number of increase decrease of non-vested options		2,400,000